Shareholder Report, Holdings (Details) - C000032307	Dec. 31, 2024
State Street Global All Cap Equity ex-U.S. Index PortfolioFR_85749T764
Holdings [Line Items]
Percent of Net Asset Value	22.00%
Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	3.10%
NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Uniform Mortgage-Backed Security, TBAFR_01F022618
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Uniform Mortgage-Backed Security, TBAFR_01F060618
Holdings [Line Items]
Percent of Net Asset Value	1.30%
U.S. Treasury NotesFR_91282CJS1
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Uniform Mortgage-Backed Security, TBAFR_01F030611
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.00%
AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	40.50%
AssetExchange Traded & Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	22.00%
AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	13.40%
AssetCorporate Notes
Holdings [Line Items]
Percent of Net Asset Value	10.10%
AssetU.S. Treasuries
Holdings [Line Items]
Percent of Net Asset Value	9.40%
AssetAgency Mortgage Backed
Holdings [Line Items]
Percent of Net Asset Value	8.70%
AssetNon-Agency Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.70%
AssetAgency Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.20%